CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER:  33-37883 AND 811-6231
REGISTRANT:   GIAC FUNDS, INC.

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.

Signatures

GIAC Funds, Inc. has caused this Certification to be signed on its behalf in the City of New York, State of New York, on May 4, 1999.

GIAC Funds, Inc.


By:      /s/ John M. Smith
   ----------------------------
           John M. Smith
             President